November 9, 2018	Kathleen M. Nichols T +1 617 854 2418 kathleen.nichols@ropesgray.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Impact Shares Trust I (the “Registrant”) (Registration Nos. 333-221764 and 811-23312)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the Supplement dated October 26, 2018 to the Trust’s Prospectus, dated August 24, 2018, filed with the Securities and Exchange Commission on October 26, 2018 under Rule 497(e) (SEC Accession No. 0001193125-18-308898).

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please direct any questions or comments regarding this filing to me at 617-854-2418 or Kathleen.Nichols@ropesgray.com. Thank you for your attention in this matter.

Very truly yours,

/s/ Kathleen Nichols

Kathleen Nichols, Esq.

cc:	Ethan Powell
Donald Guiney, Esq.
Brian D. McCabe, Esq.
Sarah H. McLaughlin, Esq.